Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,766,000
Previously Paid Amount	0.00
Total Fee Amount	4,524.98
Total Offset Amount	0.00
Net Fee	4,524.98
Narrative - Max Aggregate Offering Price	$ 32,766,000
Final Prospectus	true